Label	Element	Value
Invesco Active U.S. Real Estate ETF | Invesco Active U.S. Real Estate ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Summary Information
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The Invesco Active U.S. Real Estate ETF (the “Fund”) seeks to achieve high total return through growth of capital and current income.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	oef_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 115% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	115.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in securities of companies that are principally engaged in the U.S. real estate industry and included within the FTSE NAREIT All Equity REITs Index. The Fund considers a company to be principally engaged in the U.S. real estate industry if it: (i) derives 50% of its revenues or profits from the ownership, leasing, management, construction, financing or sale of U.S. real estate; or (ii) has at least 50% of the value of its assets invested in U.S. real estate. The Fund plans to invest principally in equity real estate investment trusts (“REITs”). Equity REITs pool investors’ funds for investments primarily in real estate properties or real estate-related loans (such as mortgages). The Fund also may invest in real estate operating companies (“REOCs”), as well as securities of other companies principally engaged in the U.S. real estate industry. REOCs are similar to REITs, except that REOCs reinvest their earnings into the business, rather than distributing them to unitholders like REITs.
The Fund structures and selects its investments primarily from a universe of securities that are included within the FTSE NAREIT All Equity REITs Index at the time of purchase. In constructing the portfolio, Invesco
Advisers, Inc., the Fund’s sub-adviser (the “Sub-Adviser”), analyzes quantitative and statistical metrics to identify attractively priced securities.
The Sub-Adviser will consider selling or reducing a security position if: (i) its relative valuation has fallen below desired levels; (ii) its risk/return profile has changed significantly; (iii) its fundamentals have changed; or (iv) a more attractive investment opportunity is identified. The Sub-Adviser generally conducts the security and portfolio evaluation process monthly.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).
Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of companies that are principally engaged in the U.S. real estate industry.

Strategy Portfolio Concentration [Text]	oef_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of companies that are principally engaged in the U.S. real estate industry.
Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Updated performance information is available online at www.invesco.com/ETFs.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.invesco.com/ETFs
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock
	Period Ended	Returns
Best Quarter	March 31, 2019	17.14%
Worst Quarter	March 31, 2020	-23.96%

Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	17.14%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(23.96%)
Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock
After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Invesco Active U.S. Real Estate ETF | Invesco Active U.S. Real Estate ETF | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	The Shares will change in value, and you could lose money by investing in the Fund.
Invesco Active U.S. Real Estate ETF | Invesco Active U.S. Real Estate ETF | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Market Risk. Securities held by the Fund are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Fund’s portfolio. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to the Fund’s net asset value (“NAV”). Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which the Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.

Invesco Active U.S. Real Estate ETF | Invesco Active U.S. Real Estate ETF | Management Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s portfolio holdings, the Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these actions will produce the desired results.

Invesco Active U.S. Real Estate ETF | Invesco Active U.S. Real Estate ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Industry Concentration Risk. The Fund concentrates in securities of companies in the real estate industry. By concentrating its investments in an industry or industry group, the Fund faces more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or industry group may be out of favor and underperform other industries or the market as a whole.

Invesco Active U.S. Real Estate ETF | Invesco Active U.S. Real Estate ETF | Real Estate Sector Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Real Estate Sector Risk. The real estate sector contains companies operating in real estate development and operation, as well as companies related to the real estate sector, including REITs. Investments in securities of these companies are subject to risks such as: fluctuations in the value of the underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; changes in the availability, cost and terms of mortgage funds; increased competition, property taxes, capital expenditures, or operating expenses; and other economic, political or regulatory occurrences, including the impact of changes in environmental laws. The real estate sector is particularly sensitive to economic downturns and changes to interest rates.

Invesco Active U.S. Real Estate ETF | Invesco Active U.S. Real Estate ETF | REIT Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
REIT Risk. REITs are pooled investment vehicles that trade like stocks and invest substantially all of their assets in real estate, and may qualify for special tax considerations. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.

Invesco Active U.S. Real Estate ETF | Invesco Active U.S. Real Estate ETF | Equity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. Equity risk also includes the risk of large-capitalization companies, which may adapt more slowly to new competitive challenges or may be more mature and subject to more limited growth potential, and consequently may underperform other segments of the equity market or the market as a whole.The value of a company's common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company's common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company's products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Invesco Active U.S. Real Estate ETF | Invesco Active U.S. Real Estate ETF | Small- and Mid-Capitalization Companies Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Small- and Mid-Capitalization Companies Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-capitalization companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-capitalization company, if any gain is realized at all.

Invesco Active U.S. Real Estate ETF | Invesco Active U.S. Real Estate ETF | Issuer-Specific Changes Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Issuer-Specific Changes Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform worse than the market as a whole, causing the value of the Fund’s securities to decline.

Invesco Active U.S. Real Estate ETF | Invesco Active U.S. Real Estate ETF | Valuation Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Valuation Risk. The price the Fund could receive upon the sale of a portfolio investment may differ from the Fund’s valuation of the investment, particularly for investments that trade in thin or volatile markets or that are valued using a fair valuation methodology. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by the Fund. When market quotations are not readily available for Fund investments, those investments are fair valued by the Adviser. There are multiple methods that can be used to fair value a portfolio investment and such methods may involve more subjectivity than the use of market quotations. The value established for an investment through fair valuation may be different from what would be produced if the investment had been valued using market quotations. In addition, there is no assurance that the Fund could sell a portfolio investment at any time for the value ascribed to it for purposes of calculating the Fund’s net asset value, and it is possible that the Fund could incur a loss because an investment is sold at a discount to its ascribed value. The ability to value investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Invesco Active U.S. Real Estate ETF | Invesco Active U.S. Real Estate ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Invesco Active U.S. Real Estate ETF | Invesco Active U.S. Real Estate ETF | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, and Shares may be more likely to trade at a premium or discount to the Fund's NAV and to face trading halts and/or delisting. Additionally, to the extent that the Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that the Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.

Invesco Active U.S. Real Estate ETF | Invesco Active U.S. Real Estate ETF | Portfolio Turnover Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Portfolio Turnover Risk. The Fund may engage in frequent trading of its portfolio securities in pursuing its investment objective. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund and an increase in taxable capital gains distributions to the Fund’s shareholders.

Invesco Active U.S. Real Estate ETF | Invesco Active U.S. Real Estate ETF | Market Trading Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, periods of high volatility, and disruption in the creation/redemption process of the Fund. In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a variance in the market price of Shares and their underlying NAV. In addition, an exchange or market may issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation/redemption process, potentially affect the price at which Shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's NAV.

Invesco Active U.S. Real Estate ETF | Invesco Active U.S. Real Estate ETF | Operational Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund, its investment adviser, Invesco Capital Management LLC (the “Adviser”), and the Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Invesco Active U.S. Real Estate ETF | Invesco Active U.S. Real Estate ETF | Shares May Trade at Prices Different than NAV [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Shares May Trade at Prices Different than NAV. Shares trade on a stock exchange at prices at, above or below the Fund’s most recent NAV. The Fund’s NAV is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Shares fluctuates continuously throughout trading hours on the exchange, based on both the relative market supply of, and demand for, the Shares and the underlying value of the Fund’s portfolio holdings. As a result, the trading prices of the Shares may deviate from the Fund’s NAV. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Invesco Active U.S. Real Estate ETF | Invesco Active U.S. Real Estate ETF | Invesco Active U.S. Real Estate ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.35%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.00%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.35%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	113
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	197
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 444
Invesco Active U.S. Real Estate ETF | FTSE NAREIT All Equity REITs Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.27%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.85%
Invesco Active U.S. Real Estate ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.88%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.42%
Invesco Active U.S. Real Estate ETF | Invesco Active U.S. Real Estate ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	7.30%
Annual Return [Percent]	oef_AnnlRtrPct	9.36%
Annual Return [Percent]	oef_AnnlRtrPct	(4.60%)
Annual Return [Percent]	oef_AnnlRtrPct	28.95%
Annual Return [Percent]	oef_AnnlRtrPct	(5.97%)
Annual Return [Percent]	oef_AnnlRtrPct	41.52%
Annual Return [Percent]	oef_AnnlRtrPct	(25.27%)
Annual Return [Percent]	oef_AnnlRtrPct	8.28%
Annual Return [Percent]	oef_AnnlRtrPct	1.85%
Annual Return [Percent]	oef_AnnlRtrPct	2.58%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.58%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.65%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.97%
Performance Inception Date	oef_PerfInceptionDate	Nov. 20, 2008
Invesco Active U.S. Real Estate ETF | Invesco Active U.S. Real Estate ETF | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.53%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.49%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.85%
Invesco Active U.S. Real Estate ETF | Invesco Active U.S. Real Estate ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.53%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.32%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.41%

[1]	Other Expenses do not reflect any extraordinary expenses incurred during the most recent fiscal period, such as the costs associated with a proxy statement of the Fund. Had these expenses been included, Other Expenses would have been 0.21%.